Income Taxes - Additional Information (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Initial analysis of tax law changes recorded net tax expense				$ 4,300		$ 4,300
Provisional expense for Transition Tax				55,000		55,000
Revaluation of deferred tax assets and liabilities				50,700		(50,700)
Provisional benefit to net deferred taxes		$ 3,200				24,600
Provisional transition tax on unrepatriated foreign earnings	$ 3,300			$ 13,400		$ (51,800)
Effective income tax rate (as a percent)	16.20%		15.70%	17.20%	23.40%	25.50%	24.10%	31.90%
Reduction in liability for certain tax provisions	$ 2,400					$ 0	$ 2,140	$ 694
Favorable tax impact	1,100
Liability for uncertain tax positions	4,500			$ 4,500		6,910	8,423	$ 10,557	$ 12,596
Unrecognized tax benefits if recognized that would affect effective tax rate	3,300			3,300		4,400	4,200
Reduction in accrued interest expense	300
Accrued interest related to uncertain tax positions	600			600		700	800
Accrued penalties related to uncertain tax positions	100			100		100	$ 300
Unrecognized tax benefits subject to change within the next 12 months	$ 4,500			$ 4,500		$ 5,200